Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long Term Debt by Maturity [Abstract]
2012	$ 77,038
2013	174,801
2014	193,463
2015	185,224
2016	162,295
2017 and thereafter	759,667
Total	$ 1,552,488	$ 1,443,420